Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 6,122,441
Impairment charge	(108,861)	$ 0
Ending balance	6,379,580	6,122,441
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,984,049
Ending balance	4,226,619	3,984,049
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,681,419
Ending balance	2,595,485	2,681,419
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	262,485
Ending balance	241,551	262,485
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	80,265
Ending balance	64,326	80,265
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	144,722
Ending balance	136,481	144,722
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	211,469
Ending balance	207,460	211,469
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	603,689
Ending balance	981,316	603,689
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,309,801	4,828,970
Additions (Reductions)	378,920	522,204
Disposal		(41,373)
Ending balance	5,688,721	5,309,801
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,429,911	3,059,876
Additions (Reductions)	0	370,035
Disposal		0
Ending balance	3,429,911	3,429,911
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Disposal		0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	140,058
Additions (Reductions)	0	0
Disposal		0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Disposal		0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Disposal		0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	656,187	545,391
Additions (Reductions)	378,920	152,169
Disposal		(41,373)
Ending balance	1,035,107	656,187
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,325,752)	(1,200,849)
Depletion	(136,350)	(124,903)
Impairment charge	0
Ending balance	(1,462,102)	(1,325,752)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(748,492)	(676,614)
Depletion	(85,934)	(71,878)
Impairment charge	0
Ending balance	(834,426)	(748,492)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(361,379)	(340,448)
Depletion	(20,934)	(20,931)
Impairment charge	0
Ending balance	(382,313)	(361,379)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(59,793)	(44,475)
Depletion	(15,939)	(15,318)
Impairment charge	0
Ending balance	(75,732)	(59,793)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(75,707)	(64,564)
Depletion	(8,241)	(11,143)
Impairment charge	0
Ending balance	(83,948)	(75,707)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(27,883)	(23,500)
Depletion	(4,009)	(4,383)
Impairment charge	0
Ending balance	(31,892)	(27,883)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(52,498)	(51,248)
Depletion	(1,293)	(1,250)
Impairment charge	0
Ending balance	(53,791)	(52,498)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,557,458
Ending balance	1,563,244	1,557,458
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	276,232
Ending balance	244,465	276,232
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	519,530
Ending balance	490,771	519,530
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	179,583
Ending balance	165,378	179,583
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	582,113
Ending balance	662,630	582,113
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,887,480	2,746,116
Additions (Reductions)	96,499	141,364
Disposal		0
Ending balance	2,983,979	2,887,480
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Disposal		0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0	0
Disposal		0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Disposal		0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,159,563	1,018,199
Additions (Reductions)	96,499	141,364
Disposal		0
Ending balance	1,256,062	1,159,563
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,330,022)	(1,261,031)
Depletion	(90,713)	(68,991)
Impairment charge	0
Ending balance	(1,420,735)	(1,330,022)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(248,394)	(230,952)
Depletion	(31,767)	(17,442)
Impairment charge	0
Ending balance	(280,161)	(248,394)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(380,813)	(354,975)
Depletion	(28,759)	(25,838)
Impairment charge	0
Ending balance	(409,572)	(380,813)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(123,365)	(110,001)
Depletion	(14,205)	(13,364)
Impairment charge	0
Ending balance	(137,570)	(123,365)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(577,450)	(565,103)
Depletion	(15,982)	(12,347)
Impairment charge	0
Ending balance	(593,432)	(577,450)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,667
Ending balance	291,993	220,667
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,667
Ending balance	213,179	220,667
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	78,814
Palladium interest [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721
Additions (Reductions)	78,814
Ending balance	342,535	263,721
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Disposal		0
Ending balance	263,721	263,721
Palladium interest [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Additions (Reductions)	78,814
Ending balance	78,814	0
Palladium interest [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(43,054)
Depletion	(7,488)
Impairment charge	0
Ending balance	(50,542)	(43,054)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(43,054)	(36,909)
Depletion	(7,488)	(6,145)
Impairment charge	0
Ending balance	(50,542)	(43,054)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Depletion	0
Impairment charge	0
Ending balance	0	0
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	6,122,441
Ending balance	6,379,580	6,122,441
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,863,875	8,241,657
Additions (Reductions)	611,817	663,591
Disposal		(41,373)
Ending balance	9,475,692	8,863,875
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,741,434)	(2,534,638)
Depletion	(245,817)	(206,796)
Impairment charge	(108,861)
Ending balance	(3,096,112)	(2,741,434)
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Ending balance	67,035	9,451
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Ending balance	9,451	9,451
Platinum Interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	57,584
Platinum Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Additions (Reductions)	57,584
Ending balance	67,035	9,451
Platinum Interests [member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451	9,428
Additions (Reductions)	0	23
Disposal		0
Ending balance	9,451	9,451
Platinum Interests [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Additions (Reductions)	57,584
Ending balance	57,584	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Depletion	0
Impairment charge	0
Ending balance	0	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	0	0
Impairment charge	0
Ending balance	0	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Depletion	0
Impairment charge	0
Ending balance	0	0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	350,816
Impairment charge	(108,861)	0
Ending balance	230,689	350,816
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Disposal		0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(42,606)	(35,849)
Depletion	(11,266)	(6,757)
Impairment charge	(108,861)
Ending balance	$ (162,733)	$ (42,606)